GENERAL (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2009	Dec. 31, 2013	Dec. 31, 2012
GENERAL [Abstract]
Sale of subsidiary, gain		$ 550,000
Sale of subsidiary, amount of debt extinguished		675,000
Sale of subsidiary, period for installments		10 years
Total debt			1,600,000	450,000
Total debt, amount maturing in 5 years			1,000,000
Total debt, amount maturing in 5 years, start date	Jan. 01, 2011
Total debt, amount maturing in 10 years			$ 600,000
Total debt, amount maturing in 10 years, start date	Jul. 31, 2015